Deferred income tax and social contribution	12 Months Ended
Dec. 31, 2022
Deferred Income Tax And Social Contribution
Deferred income tax and social contribution

10.       Deferred income tax and social contribution

Deferred income tax and social contribution are recognized on (1) tax losses and accumulated tax loss carryforwards; and (2) temporary differences arising from differences between the tax basis of assets and liabilities and their book values in the consolidated financial statements. Deferred income tax is determined using the tax rates (and tax laws) enacted, or substantially enacted, up to the balance sheet date. Subsequent changes in tax rates or tax legislation may modify the deferred tax credit and debit balances.

Deferred tax assets on income tax and social contribution are recognized only in the event of a profitable track record and/or when the annual forecasts prepared by the Company.

The balances of deferred income tax and social contribution assets and liabilities are shown in the balance sheet at their net amounts, when there is both a legal right and an intention to offset them at the time when the current taxes are ascertained, usually in relation to the same legal entity and the same taxation authority. Thus, deferred tax assets and liabilities belonging to different entities are in general shown separately, not at their net amounts.

On December 31, 2022, and 2021, the prevailing tax rates were 25% for income tax and 9% for social contribution. In addition, there is no statute of limitation regarding the income tax and social contribution carried forward losses, which it can be offset by up to 30% of the taxable profit reached at each fiscal year, according to the current tax legislation.

The amounts recorded are as follows:

	2022	2021

Losses carried forward – income tax and social contribution	225,882	219,876
Temporary differences:
Provision for legal and administrative proceedings	381,865	330,627
Provision for expected credit losses	220,911	257,529

Lease of LT Amazonas infrastructure	34,657	32,377
Deferred income tax on accounting adjustments:
Profit sharing	49,989	40,177
Taxes with enforceability suspended (i)	711,897	437,950
Amortized Goodwill – TIM Fiber (ii)	(34,560)	(34,560)
Derivative financial instruments	(161,174)	(143,948)
Capitalized interest - 4G and 5G	(281,468)	(233,433)
Deemed cost – TIM S.A.	(32,177)	(42,617)
Adjustments related to IFRS 16 (iii)	596,495	369,521
Accelerated depreciation (iv)	(715,041)	(466,863)
Fair value adjustment I–Systems (former FiberCo) (v)	(249,477)	(249,477)
Impairment loss (vi)	557,932	-
Amortization of surplus	45,591
Other	146,218	19,729
Total deferred taxes - Assets	1,497,540	536,888

Deferred income tax and social contribution on tax losses and negative bases not recognized yet	(129,954)	-

Deferred active tax portion	1,367,586	536,888

(i)	Mainly represented by the Fistel fee (TFF) for the financial years 2020, 2021 and 2022, the TFF referring to Cozani's 2022 financial year is also added. The Operating Inspection Fee (TFF) for the years 2020, 2021 and 2022 of TIM S.A. and TFF for 2022 of Cozani had its payments suspended by virtue of an injunction and, therefore, still do not have a specific date for payment. See Note 22 for details.

(ii)	Represented by the goodwill on the business combination of companies TIM Fiber RJ and SP acquired by TIM in 2012, partially realized in November 2021 after the completion of the transaction for the sale of 51% of the equity interest in I-Systems to IHS, as described in Note 1.

(iii)	Represents the addition of new contracts, mainly due to the acquisition of Cozani. The temporary difference of the IFRS 16 contracts is due to the difference in the timing of recognition of the accounting and tax expense, under the terms of the current legislation.

(iv)	As of the 1Q20, TIM S.A. excludes the portion of acceleration of depreciation of movable assets belonging to property, plant and equipment from the calculation basis of the IRPJ and CSLL, due to their uninterrupted use in three operating shifts, supported by technical expert report, as provided for in Article 323 of the RIR/2018, or by the adequacy to the tax depreciation provided for in IN 1700/2017. Such tax adjustment generated a deferred liability of R$ 663 million until December 31, 2022 (R$ 467 million up to December 31, 2021) and applied as of January 1, 2020.

(v)	Refers to deferred charges on the fair value of the non-majority interest calculated in the sale transaction described in Note 1 that took place in November 2021 between TIM S.A. and IHS Fiber Brasil - Cessão de Infraestruturas Ltda.

(vi)	Represents the deferred charges constituted, mainly due to the impairment of tangible assets, onerous capacity contracts and deferred taxes, recorded by subsidiary Cozani.

Expectation of recovery of tax credits

The estimates of recoverability of tax credits were calculated taking into consideration financial and business assumptions available on December 31, 2022.

Based on these projections, the company has the following expectation of recovery of credits:

Deferred income tax and social contribution	Tax losses and negative basis	Temporary differences	Total
2023	80,475	504,340
2024	15,453	515,457
2025	-	385,264
>2026	-	(133,403)
Total	95,928	1,271,658	1,367,586

The company based on a history of profitability and based on projections of future taxable results, constitutes deferred income tax credits and social contribution on all of its tax losses, negative social contribution basis and temporary differences.

Considering that Cozani does not have a history of taxable profit, deferred tax assets on tax losses and negative basis of social contribution in the amount of R$ 129,954 referring to Cozani were not recognized.

The Company used credits from tax losses and the negative basis of social contribution in the amount of R$ 123,948 throughout 2022 (R$ 255,252 in 2021).